Long-Term Investments	12 Months Ended
Mar. 31, 2022
Long-term Investments and Receivables, Net [Abstract]
Long-term investments
11.	Long-term investments
The Company’s long-term investments consist of the following:

	As of March 31, 2021	As of March 31, 2022
	RMB	RMB
Equity method investments	2,973	6,783
Available-for-sale investments	71,357	74,866
Equity securities with readily determinable fair values	—	670

Total	74,330	82,319

Equity method investments
The Company applies equity method in accounting for its investments in entities in which the Company has the ability to exercise significant influence but does not have control. As of March 31, 2021 and 2022, the carrying value of the equity method investments were RMB3.0 million and RMB6.8 million respectively, the change of which primarily relates to the equity gain recognized and the following investment which was accounted for as equity method investment:
In May 2021, the Company invested in Weishi (Shanghai) Network Co. Ltd

(“Weishi Network”) to purchase 20% equity interest with total cash consideration of R
MB
2.5 million, among which
 RMB0.5 million has been paid,
RMB0.5 million will be paid within one year and was recorded in accrued liabilities and other current liabilities, RMB1.5 million will be paid after one year and was recorded in other debt
, non-current
. As the Company is able to exercise significant influence in the form of ordinary shares of the investee, the Company therefore accounts for this investment under the equity method of accounting.
Available-for-sale
debt investments
The following table summarizes the Company’s
available-for-sale
debt investments as of March 31, 2021:

	Cost	Gross unrealized gains	Gross unrealized losses	Fair value
Unlisted debt securities	60,000	11,357	—	71,357

The following table summarizes the Company’s
available-for-sale
debt investments as of March 31, 2022:

	Cost	Gross unrealized gains	Gross unrealized losses	Fair value
Unlisted debt securities	76,000	—	(1,134)	74,866

In October 2017, the Company purchased 7.2% shareholding of Qingdao Shuangan Biotechnology Co., Ltd (“Qingdao Shuangan”) with a cash consideration of RMB10 million. According to the investment agreement, the Company is entitled to demand redemption after 48 months from the transaction closing date. As of March 31, 2021 and 2022, based on the valuation results, the Company re-measured
the investment in Qingdao Shuangan at fair value of RMB17.3 million and RMB17.8 million, respectively. For the years ended March 31, 2021 and 2022, the unrealized securities holding gain (net of tax) of RMB0.02 million and RMB0.34 million was recorded as other comprehensive income, respectively.
In October 2019, the Company purchased 23.64% shareholding of Beijing Petdog Technology Development Co., Ltd. (“Beijing Petdog”) with a cash consideration of RMB50 million. According to the investment agreement, the Company is entitled to demand redemption after 60 months from the transaction closing date. As of March 31, 2021 and 2022, based on the valuation results, the Company re-measured
the investment at fair value of RMB54.0 million and RMB40.1 million, respectively. For year ended March 31, 2021 and 2022, the unrealized securities holding gain/(loss) (net of tax) of RMB0.75 million and RMB(10.4) million was recorded as other comprehensive income/(loss), respectively.

Available-for-sale
debt investments (continued)

In July and November 2021, the Company entered into investment agreements with Jiangsu Nanjing Agricultural University Animal Pharmaceutical Co., Ltd. (“Nanjing Animal Pharmaceutical”). The Company provided Nanjing Animal Pharmaceutical one-year
loans amounting to RMB16 million carrying a simple interest of 8% per annum. Together with the loan, the Company was also entitled a conversion right to convert all or part of the loan into 3.33% equity interest of Nanjing Animal Pharmaceutical during the loan term. As of March 31, 2022, RMB2 million was unpaid and recorded in accrued liabilities and other current liabilities. The Company recognized the investment under available for sale debt securities. It was measured and recognized at fair value on a recurring basis with changes in fair value recorded in other comprehensive income. As of March 31, 2022, based on the valuation results, the Company re-measured
the investment at fair value of RMB16.9 million. For year ended March 31, 2022, the unrealized securities holding gain (net of tax) of RMB0.71 million was recorded as other comprehensive income.
Equity securities with readily determinable fair values
The following table summarizes the Company’s equity securities with readily determinable fair values as of March 31, 2022:

	Cost	Gross unrealized gains	Gross unrealized losses	Fair value
L isted company	1,292	—	(622)	670

In June 2021, the Company purchased 40,000 ordinary
shares of Better Choice Company Inc. (“BTTR”), a company registered on NYSE American and engaging in selling pet products with a total cash consideration of US$200,000. The Company measured and recorded the investment at fair value on a recurring basis with changes in fair value, whether realized or unrealized, recorded through the income statement. The change of fair value is reported in other gains (losses), net.